Long-term Debt, Annual Maturities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Maturities of Long-Term Debt [Line Items]
2017	$ 29,545
2018	41,407
2019	39,910
2020	24,531
2021	28,889
Thereafter	90,795
Total	255,077	$ 199,536
Increase in Long-term Debt	55,500
Parent Company [Member]
Maturities of Long-Term Debt [Line Items]
Total	133,920	117,791
Parent Company [Member] | Senior Debt [Member]
Maturities of Long-Term Debt [Line Items]
2017	13,102
2018	7,992
2019	6,417
2020	13,016
2021	17,565
Thereafter	47,544
Total	105,636
Parent Company [Member] | Senior Subordinated Notes [Member]
Maturities of Long-Term Debt [Line Items]
2017	0
2018	552
2019	0
2020	0
2021	0
Thereafter	26,242
Total	26,794
Parent Company [Member] | Junior Subordinated Debt [Member]
Maturities of Long-Term Debt [Line Items]
2017	0
2018	0
2019	0
2020	0
2021	0
Thereafter	1,652
Total	1,652
Parent Company [Member] | Long-Term Debt Parent [Member]
Maturities of Long-Term Debt [Line Items]
2017	13,102
2018	8,544
2019	6,417
2020	13,016
2021	17,565
Thereafter	75,438
Total	134,082	117,654
Wells Fargo Bank, National Association and other bank entities [Member]
Maturities of Long-Term Debt [Line Items]
2017	15,327
2018	32,034
2019	32,367
2020	11,515
2021	10,360
Thereafter	14,816
Total	116,419	77,024
Wells Fargo Bank, National Association and other bank entities [Member] | Senior Debt [Member]
Maturities of Long-Term Debt [Line Items]
2017	9,653
2018	30,446
2019	31,895
2020	11,010
2021	10,223
Thereafter	166
Total	93,393
Wells Fargo Bank, National Association and other bank entities [Member] | Senior Subordinated Notes [Member]
Maturities of Long-Term Debt [Line Items]
2017	1,321
2018	0
2019	0
2020	0
2021	0
Thereafter	5,346
Total	6,667
Wells Fargo Bank, National Association and other bank entities [Member] | Junior Subordinated Debt [Member]
Maturities of Long-Term Debt [Line Items]
2017	0
2018	0
2019	0
2020	0
2021	0
Thereafter	332
Total	332
Wells Fargo Bank, National Association and other bank entities [Member] | Securitizations and Other Bank Debt [Member]
Maturities of Long-Term Debt [Line Items]
2017	4,353
2018	1,588
2019	472
2020	505
2021	137
Thereafter	8,972
Total	16,027
Other Consolidated Subsidiaries [Member]
Maturities of Long-Term Debt [Line Items]
2017	1,116
2018	829
2019	1,126
2020	0
2021	964
Thereafter	541
Total	4,576	$ 4,858
Other Consolidated Subsidiaries [Member] | Senior Debt [Member]
Maturities of Long-Term Debt [Line Items]
2017	1,115
2018	756
2019	1,126
2020	0
2021	964
Thereafter	386
Total	4,347
Other Consolidated Subsidiaries [Member] | Junior Subordinated Debt [Member]
Maturities of Long-Term Debt [Line Items]
2017	0
2018	0
2019	0
2020	0
2021	0
Thereafter	155
Total	155
Other Consolidated Subsidiaries [Member] | Securitizations and Other Bank Debt [Member]
Maturities of Long-Term Debt [Line Items]
2017	1
2018	73
2019	0
2020	0
2021	0
Thereafter	0
Total	$ 74